EQUITY (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2020	Feb. 25, 2020	Jan. 21, 2020	Dec. 31, 2019	Nov. 29, 2019	Sep. 30, 2019	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019	May 06, 2019
Common stock, par value							$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized							600,000,000	600,000,000	600,000,000
Stock based compensation expense								$ 945,206	$ 343,522
Subscription receivables							$ (311,345)	$ (446,025)	$ 0
Common stock, shares issued							284,280,000	284,280,000	105,000,000
Share Exchange Agreement [Member]
Common stock, shares issued										115,550,000
2019 Stock Plan [Member]
Common stock, amount								$ 826,210
Stock option vested							500,000	500,000
Weighted average exercise price							$ 12.00	$ 12
Weighted-average contractual life remaining							676 years	6 years
Shares outstanding							250,000
Aggregate intrinsic value							$ 0	$ 0
Stock option issued					$ 22,000,000
common shares, issued								12,950,000
four individual subscribers [Member]
Common stock, shares issued			22,600,000	2,500,000
Subscription receivables				$ 732,963			$ 474,184	$ 618,284
Employee [Member]
Common stock, shares issued				550,000
Common stock, amount				$ 35,090				35,090
Executives And Directors [Member]
Common stock, shares issued				12,400,000
Common stock, amount				$ 791,120				791,120
Owned subsidiary	8650.00%						1500.00%
Interest rate	1500.00%						7110.00%
Equity transaction net proceeds							$ 3,200,000
Ownership interest							1500.00%
Stock Option Agreement [Member]
Expiry date						Sep. 29, 2026
Option issued to purchase shares of common stock						$ 500,000
Stock based compensation expense								9,530
Exercise price						$ 12.00
Acquisition Agreement with Butterfly Effect Media [Member]
Stock based compensation expense								46,704
Fair value ofrestricted shares								$ 1,680,000
Restricted Common stock issued		24,000,000